CASH AND CASH EQUIVALENTS - Money Market (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Total mutual fund	$ 86,705,095	$ 96,251,062
Wester Asset Institutional Cash Reserves - USA
Cash and cash equivalents
Total mutual fund	15,214,062	3,740,526
Fondo mutuo Banco Chile BTG
Cash and cash equivalents
Total mutual fund	13,090,507	5,823,608
Fondo mutuo Larrain Vial - Chile
Cash and cash equivalents
Total mutual fund	13,082,767	6,349,486
Fondo mutuo Ita - Brasil
Cash and cash equivalents
Total mutual fund	8,579,254	4,922,923
Fondo mutuo Banco Security - Chile
Cash and cash equivalents
Total mutual fund	7,667,585	14,242,343
Fondo mutuo Scotiabank - Chile
Cash and cash equivalents
Total mutual fund	7,528,086	5,878,523
Fondo mutuo Santander - Brazil
Cash and cash equivalents
Total mutual fund	7,177,468	4,748,368
Fondo mutuo Votorantim
Cash and cash equivalents
Total mutual fund	5,630,641
Fondo mutuo BCI - Chile
Cash and cash equivalents
Total mutual fund	4,804,238
Fondo Fima Premium B - Argentina
Cash and cash equivalents
Total mutual fund	2,952,316	1,495,556
Fondo mutuo Banco Estado - Chile
Cash and cash equivalents
Total mutual fund		9,002,000
Fondo mutuo Bradesco - Brazil
Cash and cash equivalents
Total mutual fund	$ 978,171	5,046,882
Fondo Fima Ahorro Plus C - Argentina
Cash and cash equivalents
Total mutual fund		8,275,073
Fondo Fima Ahorro Pesos C - Argentina
Cash and cash equivalents
Total mutual fund		8,308,664
Fondo mutuo Corporativo Banchile - Chile
Cash and cash equivalents
Total mutual fund		17,645,940
Citi Institutional Liquid Reserves Limited (CGAM)
Cash and cash equivalents
Total mutual fund		$ 771,170